MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale marketable securities
Amortized Cost	$ 13,608	$ 165,035
Gross Unrealized Gains	6,996	697
Gross Unrealized Losses		(37)
Estimated Fair Value	20,604	165,695
Contractual maturities of debt securities classified as available-for-sale
Due in one year or less, Amortized Cost	12,606
Due after one year through two years, Amortized Cost	1,002
Total, Amortized Cost	13,608
Due in one year or less, Estimated Fair Value	12,607
Due after one year through two years, Estimated Fair Value	1,020
Total, Estimated Fair Value	13,627
Total debt securities
Available-for-sale marketable securities
Amortized Cost	13,608	160,379
Gross Unrealized Gains	19	686
Gross Unrealized Losses		(37)
Estimated Fair Value	13,627	161,028
Corporate debt securities
Available-for-sale marketable securities
Amortized Cost	13,608	48,621
Gross Unrealized Gains	19	99
Gross Unrealized Losses		(15)
Estimated Fair Value	13,627	48,705
States of the U.S. and state political subdivisions
Available-for-sale marketable securities
Amortized Cost		111,758
Gross Unrealized Gains		587
Gross Unrealized Losses		(22)
Estimated Fair Value		112,323
Marketable equity security
Available-for-sale marketable securities
Amortized Cost		4,656
Gross Unrealized Gains	6,977	11
Gross Unrealized Losses
Estimated Fair Value	$ 6,977	$ 4,667